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TYPE						13F-HR
PERIOD						06/30/2011
FILER


UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended:	June 30, 2011
Check here if Amendment [ x ]; Amendment Number: 1

This Amendment (Check only one.):	[x] is a restatement.
						[ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name:		The Swarthmore Group, Inc.
Address:	1717 Arch Street
		Suite 3810
		Philadelphia, PA  19103
13F File Number: 28-5724

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Paula Mandle
Title:	CEO
Phone:	215-557-9300
Signature, Place, and Date of Signing:
Paula Mandle	Philadelphia, Pennsylvania	July 25, 2011
Report Type (Check only one.):
[ X  ]	13F HOLDINGS REPORT.
[    ]	13F NOTICE.
[    ]	13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:


FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:		0
Form 13F Information Table Entry Total:		61
Form 13F Information Table Value Total:		744771
List of Other Included Managers:
  No. 13F File Number		Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------

Abbott Laboratories            COM              002824100     8193 155700.00 SH      Sole                 91050.00          64650.00
Accenture Ltd - Cl A           COM              g1151c101    20050 331850.00 SH      Sole                194150.00         137700.00
AFLAC Inc                      COM              001055102    17779 380875.00 SH      Sole                221825.00         159050.00
Agilent Technologies Inc       COM              00846U101     6387 124975.00 SH      Sole                 75825.00          49150.00
Air Prods & Chems Inc          COM              009158106     2958 30950.00 SH       Sole                 30950.00
Alexion Pharmaceutic           COM              015351109     2798 59500.00 SH       Sole                  9000.00          50500.00
Altera Corporation             COM              021441100    17762 383225.00 SH      Sole                169725.00         213500.00
Amphenol Corp Cl-A             COM              032095101    15187 281300.00 SH      Sole                122200.00         159100.00
Apple Inc                      COM              037833100    22017 65590.00 SH       Sole                 34840.00          30750.00
Automatic Data Processing      COM              053015103     2407 45700.00 SH       Sole                  6900.00          38800.00
Baker Hughes Inc               COM              057224107     6534 90050.00 SH       Sole                 52200.00          37850.00
Bard C R Inc                   COM              067383109    18797 171101.00 SH      Sole                 99575.00          71526.00
BlackRock, Inc.                COM              09247x101     2537 13225.00 SH       Sole                  1975.00          11250.00
Caterpillar Inc                COM              149123101     2842 26700.00 SH       Sole                  4050.00          22650.00
Celgene Corporation            COM              151020104    21135 350375.00 SH      Sole                185375.00         165000.00
Clorox Company                 COM              189054109    19054 282540.00 SH      Sole                164525.00         118015.00
Cognizant Tec Solutions        COM              192446102     3106 42350.00 SH       Sole                  6400.00          35950.00
Concho Resources               COM              20605p101    12818 139550.00 SH      Sole                 80250.00          59300.00
Conocophillips                 COM              20825C104    24234 322300.00 SH      Sole                168100.00         154200.00
Cooper Industries Inc          COM              g24140108    15246 255500.00 SH      Sole                149500.00         106000.00
Deckers Outdoor                COM              243537107    18558 210550.00 SH      Sole                123350.00          87200.00
Dollar Tree Inc                COM              256746108     2858 42900.00 SH       Sole                  6500.00          36400.00
Dover Corp                     COM              260003108    15204 224250.00 SH      Sole                110350.00         113900.00
Dresser-Rand Group Inc         COM              261608103    12586 234150.00 SH      Sole                116000.00         118150.00
Eastman Chemical Company       COM              277432100    20575 201575.00 SH      Sole                117825.00          83750.00
Eaton Corp                     COM              278058102     5515 107200.00 SH      Sole                 67450.00          39750.00
EMC Corp/Mass                  COM              268648102     7732 280650.00 SH      Sole                162600.00         118050.00
Emerson Electric Co            COM              291011104     2143 38100.00 SH       Sole                  5750.00          32350.00
Freeport-McMoran Copper & Gold COM              35671d857     2666 50400.00 SH       Sole                  7600.00          42800.00
General Mills                  COM              370334104    19179 515300.00 SH      Sole                299050.00         216250.00
Google Inc - Class A           COM              38259P508    18093 35730.00 SH       Sole                 18580.00          17150.00
High Yield I Shares            COM              464288513     2739 30000.00 SH       Sole                                   30000.00
Home Depot, Inc                COM              437076102     3109 85850.00 SH       Sole                 13000.00          72850.00
Honeywell International        COM              438516106     3435 57650.00 SH       Sole                  8700.00          48950.00
I-Shares Intermediate Credit   COM              464288638     2114 19835.00 SH       Sole                                   19835.00
J.P. Morgan Chase & Company    COM              46625H100    19028 464775.00 SH      Sole                261425.00         203350.00
Macy's Inc.                    COM              55616p104    15393 526450.00 SH      Sole                260400.00         266050.00
Medco Health Solutions Inc     COM              58405u102     2658 47025.00 SH       Sole                  7125.00          39900.00
Metlife Inc                    COM              59156r108    21294 485400.00 SH      Sole                253250.00         232150.00
Mylan Inc                      COM              628530107    19797 802475.00 SH      Sole                465475.00         337000.00
National Oilwell Varco         COM              637071101    25534 326475.00 SH      Sole                171450.00         155025.00
Netapp Inc                     COM              64110d104    10709 202900.00 SH      Sole                100300.00         102600.00
Nike Inc Cl B                  COM              654106103    20425 227000.00 SH      Sole                132650.00          94350.00
Norfolk Southern Corp          COM              655844108     2885 38500.00 SH       Sole                  5800.00          32700.00
Oracle Corporation             COM              68389X105    24174 734550.00 SH      Sole                383225.00         351325.00
Pepsico Inc                    COM              713448108    22319 316900.00 SH      Sole                164900.00         152000.00
Pharmaceutical Product Develop COM              717124101     8366 311700.00 SH      Sole                182300.00         129400.00
Price T Rowe Group Inc         COM              74144T108    15957 264449.00 SH      Sole                156250.00         108199.00
Priceline Com Inc.             COM              741503403     3110  6075.00 SH       Sole                   900.00           5175.00
Procter & Gamble               COM              742718109     2543 40000.00 SH       Sole                  6050.00          33950.00
Qualcomm Inc.                  COM              747525103     7596 133750.00 SH      Sole                 76650.00          57100.00
Raymond James Financial Inc.   COM              754730109      516 16050.00 SH       Sole                 16050.00
Roper Industries Inc           COM              776696106    17943 215400.00 SH      Sole                126250.00          89150.00
SPDR Barclays Capital High     COM              78464a417     4022 100000.00 SH      Sole                                  100000.00
Target Corp                    COM              87612e106     2444 52100.00 SH       Sole                  7850.00          44250.00
U S Bancorp                    COM              902973304    17465 684650.00 SH      Sole                395300.00         289350.00
United Parcel Service - Cl B   COM              911312106    19182 263025.00 SH      Sole                138575.00         124450.00
VF Corp                        COM              918204108    23039 212225.00 SH      Sole                111725.00         100500.00
Walgreen Co                    COM              931422109    16621 391450.00 SH      Sole                201500.00         189950.00
Waters Corp                    COM              941848103    21147 220875.00 SH      Sole                128825.00          92050.00
Westar Energy Inc.             COM              95709t100    22253 826925.00 SH      Sole                481975.00         344950.00

REPORT SUMMARY	61 DATA RECORDS		     744771	0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED

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